UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21619

Nuveen Equity Premium Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Income Fund (JPZ)
March 31, 2010

Shares	Description (1)				Value
	Common Stocks – 99.9%
	Aerospace & Defense – 2.9%
50,389	Boeing Company				$ 3,658,745
87,200	Honeywell International Inc.				3,947,544
29,605	Raytheon Company				1,691,038
72,061	United Technologies Corporation				5,304,410
	Total Aerospace & Defense				14,601,737
	Air Freight & Logistics – 0.8%
64,277	United Parcel Service, Inc., Class B				4,140,082
	Airlines – 0.1%
37,484	AMR Corporation, (2)				341,479
16,213	Continental Airlines, inc., (2)				356,200
	Total Airlines				697,679
	Auto Components – 0.1%
30,296	Cooper Tire & Rubber				576,230
	Automobiles – 0.8%
241,200	Ford Motor Company, (2)				3,031,884
41,681	Harley-Davidson, Inc.				1,169,986
	Total Automobiles				4,201,870
	Beverages – 2.3%
111,623	Coca-Cola Company				6,139,265
82,498	PepsiCo, Inc.				5,458,068
	Total Beverages				11,597,333
	Biotechnology – 1.2%
51,633	Amgen Inc., (2)				3,085,588
24,559	Celgene Corporation, (2)				1,521,676
28,599	Gilead Sciences, Inc., (2)				1,300,683
	Total Biotechnology				5,907,947
	Building Products – 0.1%
42,748	Masco Corporation				663,449
	Capital Markets – 1.8%
84,344	Charles Schwab Corporation				1,576,389
48,534	Jefferies Group, Inc.				1,148,800
40,593	Legg Mason, Inc.				1,163,801
123,866	Morgan Stanley				3,628,035
38,635	Waddell & Reed Financial, Inc., Class A				1,392,405
	Total Capital Markets				8,909,430
	Chemicals – 2.3%
51,511	Dow Chemical Company				1,523,180
106,397	E.I. Du Pont de Nemours and Company				3,962,224
28,359	Eastman Chemical Company				1,805,901
3,643	Lubrizol Corporation				334,136
23,288	Monsanto Company				1,663,229
16,700	NL Industries Inc.				143,286
53,293	Olin Corporation				1,045,609
60,403	RPM International, Inc.				1,289,000
	Total Chemicals				11,766,565
	Commercial Banks – 3.1%
33,724	Comerica Incorporated				1,282,861
30,047	HSBC Holdings PLC, Sponsored ADR				1,523,082
2,649	Toronto-Dominion Bank				197,562
177,092	U.S. Bancorp				4,583,141
257,392	Wells Fargo & Company				8,010,039
	Total Commercial Banks				15,596,685
	Commercial Services & Supplies – 0.8%
3,177	Avery Dennison Corporation				115,675
56,149	Deluxe Corporation				1,090,414
40,642	Pitney Bowes Inc.				993,697
21,600	R.R. Donnelley & Sons Company				461,160
24,100	Standard Register Company				128,935
39,903	Waste Management, Inc.				1,373,860
	Total Commercial Services & Supplies				4,163,741
	Communications Equipment – 2.6%
14,156	ADTRAN, Inc.				373,011
8,005	Ciena Corporation, (2)				121,996
289,066	Cisco Systems, Inc., (2)				7,524,388
11,034	JDS Uniphase Corporation, (2)				138,256
221,002	Motorola, Inc., (2)				1,551,434
77,162	QUALCOMM, Inc.				3,240,032
2,604	Research In Motion Limited, (2)				192,566
	Total Communications Equipment				13,141,683
	Computers & Peripherals – 4.8%
45,412	Apple, Inc., (2)				10,668,641
95,726	Dell Inc., (2)				1,436,847
139,379	EMC Corporation, (2)				2,514,397
78,040	International Business Machines Corporation (IBM)				10,008,630
	Total Computers & Peripherals				24,628,515
	Consumer Finance – 0.1%
42,236	Discover Financial Services				629,316
	Containers & Packaging – 0.2%
43,759	Packaging Corp. of America				1,076,909
5,718	Sonoco Products Company				176,057
	Total Containers & Packaging				1,252,966
	Distributors – 0.3%
38,978	Genuine Parts Company				1,646,431
	Diversified Consumer Services – 0.1%
7,623	Apollo Group, Inc., Class A, (2)				467,214
	Diversified Financial Services – 4.6%
397,961	Bank of America Corporation				7,103,604
350,485	Citigroup Inc., (2)				1,419,464
7,355	CME Group, Inc.				2,324,989
253,782	JPMorgan Chase & Co.				11,356,745
43,506	New York Stock Exchange Euronext				1,288,213
	Total Diversified Financial Services				23,493,015
	Diversified Telecommunication Services – 3.6%
436,072	AT&T Inc.				11,268,100
206,568	Frontier Communications Corporation				1,536,866
176,286	Verizon Communications Inc.				5,468,392
20,804	Windstream Corporation				226,556
	Total Diversified Telecommunication Services				18,499,914
	Electric Utilities – 1.5%
3,600	DPL Inc.				97,884
131,100	Duke Energy Corporation				2,139,552
27,323	Great Plains Energy Incorporated				507,388
80,800	Pepco Holdings, Inc.				1,385,720
33,445	Progress Energy, Inc.				1,316,395
58,348	Southern Company				1,934,820
	Total Electric Utilities				7,381,759
	Electrical Equipment – 1.0%
87,050	Emerson Electric Company				4,382,097
15,759	Rockwell Automation, Inc.				888,177
	Total Electrical Equipment				5,270,274
	Electronic Equipment & Instruments – 0.5%
126,298	Corning Incorporated				2,552,483
	Energy Equipment & Services – 2.3%
8,007	Diamond Offshore Drilling, Inc.				711,102
18,452	ENSCO International PLC, Sponsored ADR				826,281
110,699	Halliburton Company				3,335,361
7,759	Patterson-UTI Energy, Inc.				108,393
77,722	Schlumberger Limited				4,932,238
18,335	Smith International, Inc.				785,105
16,157	Tidewater Inc.				763,741
	Total Energy Equipment & Services				11,462,221
	Food & Staples Retailing – 2.2%
110,268	CVS Caremark Corporation				4,031,398
38,696	SUPERVALU INC.				645,449
118,097	Wal-Mart Stores, Inc.				6,566,193
	Total Food & Staples Retailing				11,243,040
	Food Products – 1.0%
149,138	Kraft Foods Inc., Class A				4,509,933
57,000	Sara Lee Corporation				794,010
	Total Food Products				5,303,943
	Gas Utilities – 0.9%
14,837	AGL Resources Inc.				573,450
28,666	Atmos Energy Corporation				818,988
22,995	National Fuel Gas Company				1,162,397
25,417	Nicor Inc.				1,065,481
24,793	ONEOK, Inc.				1,131,800
	Total Gas Utilities				4,752,116
	Health Care Equipment & Supplies – 1.0%
12,338	Hologic Inc., (2)				228,747
3,518	Intuitive Surgical, Inc., (2)				1,224,721
81,113	Medtronic, Inc.				3,652,518
	Total Health Care Equipment & Supplies				5,105,986
	Health Care Providers & Services – 2.1%
6,901	Brookdale Senior Living Inc., (2)				143,748
15,450	Coventry Health Care, Inc., (2)				381,924
20,000	Express Scripts, Inc., (2)				2,035,200
1,116	Henry Schein Inc., (2)				65,732
39,267	Kindred Healthcare Inc., (2)				708,769
32,615	Medco Health Solutions, Inc., (2)				2,105,624
93,835	UnitedHealth Group Incorporated				3,065,589
31,168	Wellpoint Inc., (2)				2,006,596
	Total Health Care Providers & Services				10,513,182
	Health Care Technology – 0.0%
57	Cerner Corporation, (2)				4,848
	Hotels, Restaurants & Leisure – 1.4%
17,800	Carnival Corporation				692,064
42,761	International Game Technology				788,940
2,272	Interval Leisure Group Inc., (2)				33,080
82,848	McDonald’s Corporation				5,527,619
	Total Hotels, Restaurants & Leisure				7,041,703
	Household Durables – 1.4%
13,597	Garmin Limited				523,213
97,952	Newell Rubbermaid Inc.				1,488,870
39,114	Stanley Black & Decker Inc.				2,245,535
22,404	Tupperware Corporation				1,080,321
18,519	Whirlpool Corporation				1,615,783
	Total Household Durables				6,953,722
	Household Products – 2.4%
21,955	Colgate-Palmolive Company				1,871,883
14,760	Kimberly-Clark Corporation				928,109
145,813	Procter & Gamble Company				9,225,589
	Total Household Products				12,025,581
	Industrial Conglomerates – 3.1%
24,463	3M Co.				2,044,373
740,864	General Electric Company				13,483,725
57	Siemens AG, Sponsored ADR				5,698
	Total Industrial Conglomerates				15,533,796
	Insurance – 2.2%
58,427	Allstate Corporation				1,887,776
11,874	Arthur J. Gallagher & Co.				291,507
46,985	Fidelity National Title Group Inc., Class A				696,318
21,200	Hartford Financial Services Group, Inc.				602,504
76,562	Lincoln National Corporation				2,350,453
72,500	Marsh & McLennan Companies, Inc.				1,770,450
42,977	Travelers Companies, Inc.				2,318,179
52,700	Unitrin, Inc.				1,478,235
	Total Insurance				11,395,422
	Internet & Catalog Retail – 0.7%
19,491	Amazon.com, Inc., (2)				2,645,513
3,103	HSN, Inc., (2)				91,352
2,978	Priceline.com Incorporated, (2)				759,390
	Total Internet & Catalog Retail				3,496,255
	Internet Software & Services – 2.2%
14,527	Akamai Technologies, Inc., (2)				456,293
63,227	eBay Inc., (2)				1,703,968
11,917	Google Inc., Class A, (2)				6,757,058
44,605	United Online, Inc.				333,645
5,616	ValueClick, Inc., (2)				56,946
25,228	VeriSign, Inc., (2)				656,180
78,773	Yahoo! Inc., (2)				1,302,118
	Total Internet Software & Services				11,266,208
	IT Services – 1.3%
4,000	Accenture PLC, Class A				167,800
37,471	Automatic Data Processing, Inc.				1,666,335
21,368	Cognizant Technology Solutions Corporation, Class A, (2)				1,089,341
23,364	Fidelity National Information Services				547,652
3,197	Lender Processing Services Inc.				120,687
6,331	MasterCard, Inc.				1,608,074
36,134	Paychex, Inc.				1,109,314
2,733	Visa Inc.				248,785
	Total IT Services				6,557,988
	Leisure Equipment & Products – 0.2%
39,513	Eastman Kodak Company, (2)				228,780
11,848	Polaris Industries Inc.				606,144
	Total Leisure Equipment & Products				834,924
	Machinery – 2.1%
38,388	Caterpillar Inc.				2,412,686
26,953	Cummins Inc.				1,669,738
28,819	Deere & Company				1,713,578
13,600	Graco Inc.				435,200
16,686	Ingersoll Rand PLC				581,841
18,030	Parker Hannifin Corporation				1,167,262
11,767	Snap-on Incorporated				509,982
25,530	SPX Corporation				1,693,150
12,000	Timken Company				360,120
	Total Machinery				10,543,557
	Media – 2.4%
60,282	CBS Corporation, Class B				840,331
139,536	Comcast Corporation, Class A				2,626,068
39,613	New York Times, Class A, (2)				440,893
35,396	Omnicom Group, Inc.				1,373,719
114,479	Regal Entertainment Group, Class A				2,011,396
138,485	Walt Disney Company				4,834,511
	Total Media				12,126,918
	Metals & Mining – 0.7%
73,484	Alcoa Inc.				1,046,412
27,262	Nucor Corporation				1,237,150
35,874	Southern Copper Corporation				1,136,130
	Total Metals & Mining				3,419,692
	Multiline Retail – 1.2%
7	Dollar Tree Stores Inc., (2)				415
4,000	Family Dollar Stores, Inc.				146,440
41,402	Macy’s, Inc.				901,322
47,494	Nordstrom, Inc.				1,940,130
8,076	Sears Holding Corporation, (2)				875,681
41,376	Target Corporation				2,176,378
	Total Multiline Retail				6,040,366
	Multi-Utilities – 1.9%
40,360	Ameren Corporation				1,052,589
35,279	Consolidated Edison, Inc.				1,571,327
71,595	Integrys Energy Group, Inc.				3,392,171
15,861	Northwestern Corporation				425,233
32,717	OGE Energy Corp.				1,274,000
66,981	Public Service Enterprise Group Incorporated				1,977,279
	Total Multi-Utilities				9,692,599
	Oil, Gas & Consumable Fuels – 9.2%
12,670	BP PLC, Sponsored ADR				723,077
9,051	Cenovus Energy Inc.				237,227
122,951	Chevron Corporation				9,323,374
99,438	ConocoPhillips				5,088,242
46,182	CONSOL Energy Inc.				1,970,124
27,271	Continental Resources Inc., (2)				1,160,381
9,051	EnCana Corporation				280,853
40,461	EOG Resources, Inc.				3,760,445
255,872	Exxon Mobil Corporation				17,138,307
53,857	Occidental Petroleum Corporation				4,553,071
7,724	Suncor Energy, Inc.				251,339
11,032	Total SA, Sponsored ADR				640,077
92,575	Valero Energy Corporation				1,823,728
	Total Oil, Gas & Consumable Fuels				46,950,245
	Paper & Forest Products – 0.3%
34,387	Weyerhaeuser Company				1,556,699
	Pharmaceuticals – 7.7%
104,481	Abbott Laboratories				5,504,059
153,129	Bristol-Myers Squibb Company				4,088,544
62,495	Eli Lilly and Company				2,263,569
154,094	Johnson & Johnson				10,046,929
204,085	Merck & Company Inc.				7,622,575
505,369	Pfizer Inc.				8,667,078
18,021	Sanofi-Aventis, Sponsored ADR				673,265
	Total Pharmaceuticals				38,866,019
	Professional Services – 0.1%
3,665	Manpower Inc.				209,345
20,209	Resources Connection, Inc., (2)				387,407
	Total Professional Services				596,752
	Real Estate Investment Trust – 2.0%
46,493	Brandywine Realty Trust				567,680
54,183	CapLease Inc.				300,716
32,157	Health Care REIT, Inc.				1,454,461
49,625	Healthcare Realty Trust, Inc.				1,155,766
45,684	Hospitality Properties Trust				1,094,132
116,913	HRPT Properties Trust				909,583
88,469	Lexington Corporate Properties Trust				575,933
30,821	Liberty Property Trust				1,046,065
17,263	Medical Properties Trust Inc.				180,916
42,355	Nationwide Health Properties, Inc.				1,488,778
30,300	Senior Housing Properties Trust				671,145
11,215	Sun Communities Inc.				282,618
61,650	U-Store-It Trust				443,880
	Total Real Estate Investment Trust				10,171,673
	Road & Rail – 0.6%
18,105	Norfolk Southern Corporation				1,011,888
28,097	Union Pacific Corporation				2,059,510
	Total Road & Rail				3,071,398
	Semiconductors & Equipment – 2.5%
27,457	Analog Devices, Inc.				791,311
103,121	Applied Materials, Inc.				1,390,071
21,444	Broadcom Corporation, Class A				711,512
279,836	Intel Corporation				6,229,149
12,846	Intersil Holding Corporation, Class A				189,607
6,596	Lam Research Corporation, (2)				246,163
24,226	Microchip Technology Incorporated				682,204
24,800	National Semiconductor Corporation				358,360
33,221	NVIDIA Corporation, (2)				577,381
67,000	Texas Instruments Incorporated				1,639,490
	Total Semiconductors & Equipment				12,815,248
	Software – 4.2%
34,641	Adobe Systems Incorporated, (2)				1,225,252
18,119	Autodesk, Inc., (2)				533,061
3,113	McAfee Inc., (2)				124,925
432,556	Microsoft Corporation				12,660,914
232,161	Oracle Corporation				5,964,216
12,400	Salesforce.com, Inc., (2)				923,180
3,000	Sybase, Inc., (2)				139,860
	Total Software				21,571,408
	Specialty Retail – 2.4%
26,963	Abercrombie & Fitch Co., Class A				1,230,591
46,762	American Eagle Outfitters, Inc.				866,032
34,498	Best Buy Co., Inc.				1,467,545
108,836	Home Depot, Inc.				3,520,845
51,450	Limited Brands, Inc.				1,266,699
85,724	Lowe’s Companies, Inc.				2,077,950
236	Ross Stores, Inc.				12,619
10,866	Tiffany & Co.				516,026
25,162	TJX Companies, Inc.				1,069,888
	Total Specialty Retail				12,028,195
	Textiles, Apparel & Luxury Goods – 0.4%
7,159	Cherokee Inc.				128,862
21,365	VF Corporation				1,712,405
	Total Textiles, Apparel & Luxury Goods				1,841,267
	Thrifts & Mortgage Finance – 0.3%
60,610	New York Community Bancorp, Inc.				1,002,489
38,788	TrustCo Bank Corporation NY				239,322
	Total Thrifts & Mortgage Finance				1,241,811
	Tobacco – 1.9%
166,624	Altria Group, Inc.				3,419,124
109,828	Philip Morris International				5,728,628
10,734	Reynolds American Inc.				579,421
1	Vector Group Ltd.				15
	Total Tobacco				9,727,188
	Wireless Telecommunication Services – 0.0%
5,500	USA Mobility Inc.				69,684
	Total Common Stocks (cost $458,164,536)				507,607,972
Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 6.6%
$33,460	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/10, repurchase price $33,459,846, collateralized by $31,280,000 U.S. Treasury Notes, 4.125%, due 5/15/15, value $34,129,608	0.000%	4/01/10		$ 33,459,846
	Total Short-Term Investments (cost $33,459,846)				33,459,846
	Total Investments (cost $491,624,382) – 106.5%				541,067,818
	Other Assets Less Liabilities – (6.5)%				(33,215,184)
	Net Assets – 100%				$ 507,852,634

Investments in Derivatives
Number of		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value
	Call Options Written (4)
(545)	S&P 500 Index	$ (58,587,500)	4/17/10	$ 1,075	$ (5,174,775)
(576)	S&P 500 Index	(63,360,000)	4/17/10	1,100	(4,066,560)
(473)	S&P 500 Index	(53,212,500)	4/17/10	1,125	(2,232,560)
(579)	S&P 500 Index	(66,585,000)	4/17/10	1,150	(1,511,190)
(528)	S&P 500 Index	(62,040,000)	4/17/10	1,175	(549,120)
(547)	S&P 500 Index	(60,170,000)	5/22/10	1,100	(4,181,815)
(527)	S&P 500 Index	(59,287,500)	5/22/10	1,125	(2,951,200)
(546)	S&P 500 Index	(62,790,000)	5/22/10	1,150	(2,063,880)
(4,321)	Total Call Options Written (premiums received $12,851,468)	(486,032,500)			$ (22,731,100)

Fair Value Measurements
In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

		Level 1	Level 2	Level 3	Total
Investments:
Common Stocks		$507,607,972	$–	$–	$507,607,972
Short-Term Investments		33,459,846	–	–	33,459,846
Derivatives:
Call Options Written		(22,731,100)	–	–	(22,731,100)
Total		$518,336,718	$–	$–	$518,336,718
Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$22,731,100
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At March 31, 2010, the cost of investments was $491,624,411.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation					$ 109,671,951
Depreciation					(60,228,544)

Net unrealized appreciation (depreciation) of investments					$ 49,443,407

(1)	All percentages in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 28, 2010

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 28, 2010

*                      Print the name and title of each signing officer under his or her signature.